Net (Loss)/Income Per Share	12 Months Ended
Dec. 31, 2010
Net (Loss)/Income Per Share [Abstract]
Net (loss)/income per share
22.	Net (loss)/income per share
Basic and diluted net (loss)/income per share for the year ended December 31, 2008, 2009 and 2010 are calculated as follows:

	December 31,	December 31,	December 31,
	2008	2009	2010
	As adjusted	As adjusted
	(Note 2(z))	(Note 2(z))

Numerator:

Numerator for basic (loss)/earnings per share from continuing operations	(48,695)	(196,914)	1,775,181
Dilutive effect of:
Change in fair value of embedded derivatives underlying convertible notes	(785,608)	—	(70,458)
Gain on buyback of convertible notes	(161,333)	—	—
Foreign exchange gain on convertible notes	(32,646)	—	(33,021)
Accretion of non-cash interest charge on convertible notes	81,808	—	95,547
Amortization of deferred issuance cost in relation to convertible notes	16,631	—	28,368
Interest expense of convertible notes	75,650	—	67,876
Capitalized interest	(4,630)	—	(28,626)

Numerator for diluted (loss)/earnings per share from continuing operations	(858,823)	(196,914)	1,834,867

Denominator:
Denominator for basic earnings per share — weighted average ordinary shares outstanding*	156,380,060	161,643,312	162,900,657
Dilutive effect of share options**	—	—	728,804
Dilutive effect of convertible notes**	11,058,130	—	7,487,223

Denominator for diluted earnings per share	167,438,190	161,643,312	171,116,684

Basic (loss)/earnings per share from continuing operations	(0.31)	(1.22)	10.90

Diluted (loss)/earnings per share from continuing operations	(5.13)	(1.22)	10.72

*
6,562,760 shares loaned pursuant to the ADS Lending Agreement that were to be returned to us have been included in the per share calculation on a weighted average basis due to the uncertainty regarding the recovery of the borrowed shares (see Note 14).

**
These potentially dilutive securities totalling 1,347,053 and 9,400,229 in 2008 and 2009, respectively, were not included in the calculation of dilutive earnings per share in 2008 and 2009 because of their anti-dilutive effect.